                     ANNUAL REPORT
                  For the period from
         Inception (October 25, 1995) through
                   December 31, 1995

                        [LOGO]

            [LOGO]

               WORCESTER, MASSACHUSETTS

STATEMENT OF ASSETS, LIABILITIES AND
CONTRACT OWNERS' EQUITY

                                                                                                     DECEMBER 31, 1995
                                                                                                    -------------------
ASSETS
INVESTMENTS:
DREYFUS VARIABLE INVESTMENT FUND:
  Money Market Portfolio -- 106,437 shares at a net asset value of $1.00 per share (cost:
   $106,437)......................................................................................       $ 106,437
  Quality Bond Portfolio -- 1,113.449 shares at a net asset value of $11.81 per share (cost:
   $13,214).......................................................................................          13,150
  Growth and Income Portfolio -- 55.596 shares at a net asset value of $18.33 per share
   (cost: $1,043).................................................................................           1,019
  International Equity Portfolio -- 79.344 shares at a net asset value of $12.82 per share (cost:
   $1,006)........................................................................................           1,017
DREYFUS STOCK INDEX FUND:
  Dreyfus Stock Index Fund -- 86.761 shares at a net asset value of $17.20 per share (cost:
   $1,519)........................................................................................           1,492
QUEST FOR VALUE ACCUMULATION TRUST:
  Equity Portfolio -- 168.217 shares at a net asset value of $25.05 per share (cost: $4,000)......           4,214
  Small Cap Portfolio -- 737.832 shares at a net asset value of $19.91 per share (cost:
   $14,516).......................................................................................          14,690
  Global Equity Portfolio -- 130.917 shares at a net asset value of $11.61 per share (cost:
   $1,535)........................................................................................           1,520
DIVIDENDS RECEIVABLE..............................................................................              31
                                                                                                        ----------
    TOTAL ASSETS..................................................................................       $ 143,570
                                                                                                        ----------
                                                                                                        ----------
LIABILITIES AND CONTRACT OWNERS' EQUITY
FEES PAYABLE TO THE PAUL REVERE VARIABLE INSURANCE COMPANY........................................       $     112
                                                                                                        ----------
    TOTAL LIABILITIES.............................................................................             112
CONTRACT OWNERS' EQUITY:
  Dreyfus Variable Money Market -- 105,850.718 accumulation units at $1.004986 per unit...........         106,377
  Dreyfus Variable Quality Bond -- 1,302.071 accumulation units at $10.095226 per unit............          13,144
  Dreyfus Variable Growth and Income -- 99.635 accumulation units at $10.223250 per unit..........           1,019
  Dreyfus Variable International Equity -- 100.008 accumulation units at $10.166455 per unit......           1,017
  Dreyfus Stock Index -- 149.583 accumulation units at $9.971634 per unit.........................           1,491
  Quest Equity -- 397.926 accumulation units at $10.573803 per unit...............................           4,208
  Quest Small Cap -- 1,441.537 accumulation units at $10.186613 per unit..........................          14,684
  Quest Global Equity -- 150.303 accumulation units at $10.098220 per unit........................           1,518
                                                                                                        ----------
    TOTAL CONTRACT OWNERS' EQUITY.................................................................         143,458
                                                                                                        ----------
                                                                                                        ----------
    TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY.................................................       $ 143,570
                                                                                                        ----------
                                                                                                        ----------

                            See accompanying notes.

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                                     FOR THE PERIOD FROM INCEPTION (OCTOBER 25, 1995) THROUGH DECEMBER 31, 1995
                           ----------------------------------------------------------------------------------------------
                                                                                         QUEST FOR VALUE
                                 DREYFUS VARIABLE INVESTMENT FUND
                           --------------------------------------------   DREYFUS       ACCUMULATION TRUST
                                                GROWTH                     STOCK    --------------------------
                            MONEY    QUALITY     AND      INTERNATIONAL    INDEX             SMALL     GLOBAL
                            MARKET    BOND      INCOME       EQUITY        FUND     EQUITY    CAP      EQUITY     TOTAL
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
FROM OPERATIONS:
  Net Investment
   Income................  $    409  $   192   $    43       $    6       $   18    $   (6) $    (7)  $    33    $    688
  Net Change in
   Unrealized Gain (Loss)
   on Investments........     --         (64)      (24 )         11          (27)      214      175       (15 )       270
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
NET INCREASE (DECREASE)
  IN CONTRACT OWNERS'
  EQUITY RESULTING FROM
  OPERATIONS.............       409      128        19           17           (9)      208      168        18         958
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
FROM ACCOUNT UNIT
  TRANSACTIONS
  Proceeds from Units
   Sold..................   132,000    --        1,000        1,000        1,500     4,000    1,500     1,500     142,500
  Transfers..............   (26,032)  13,016     --          --             --        --     13,016     --          --
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
NET INCREASE IN CONTRACT
  OWNERS' EQUITY FROM
  ACCOUNT UNIT
  TRANSACTIONS...........   105,968   13,016     1,000        1,000        1,500     4,000   14,516     1,500     142,500
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
NET INCREASE IN CONTRACT
  OWNERS' EQUITY.........   106,377   13,144     1,019        1,017        1,491     4,208   14,684     1,518     143,458
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
CONTRACT OWNERS' EQUITY:
  Beginning of Period....     --       --        --          --             --        --      --        --          --
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
  End of Period..........  $106,377  $13,144   $ 1,019       $1,017       $1,491    $4,208  $14,684   $ 1,518    $143,458
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------
                           --------  -------   --------   -------------   -------   ------  -------   --------   --------

STATEMENT OF OPERATIONS

                                FOR THE PERIOD FROM INCEPTION (OCTOBER 25, 1995) THROUGH DECEMBER 31, 1995
                           -------------------------------------------------------------------------------------
                                                                                     QUEST FOR VALUE
                               DREYFUS VARIABLE INVESTMENT FUND
                           -----------------------------------------   DREYFUS     ACCUMULATION TRUST
                                              GROWTH                    STOCK    -----------------------
                           MONEY    QUALITY    AND     INTERNATIONAL    INDEX             SMALL   GLOBAL
                           MARKET    BOND     INCOME      EQUITY        FUND     EQUITY    CAP    EQUITY   TOTAL
                           ------   -------   ------   -------------   -------   ------   -----   ------   -----
INVESTMENT INCOME:
  Dividends..............   $499     $198      $ 43         $ 6         $ 19      $--     $--      $ 35    $800
                           ------   -------   ------        ---        -------   ------   -----   ------   -----
    Total Investment
     Income..............    499      198        43           6           19      --       --        35     800
FEES PAYABLE TO THE PAUL
  REVERE VARIABLE ANNUITY
  INSURANCE COMPANY:
  Mortality & Expense
   Risk Charge...........     76        5      --         --               1         5       6        2      95
  Administrative
   Charge................     14        1      --         --            --           1       1     --        17
                           ------   -------   ------        ---        -------   ------   -----   ------   -----
    Total Expenses.......     90        6      --         --               1         6       7        2     112
                           ------   -------   ------        ---        -------   ------   -----   ------   -----
NET INVESTMENT INCOME....    409      192        43           6           18        (6)     (7)      33     688
NET CHANGE IN UNREALIZED
  GAIN (LOSS)
  ON INVESTMENTS.........   --        (64)      (24)         11          (27)      214     175      (15)    270
                           ------   -------   ------        ---        -------   ------   -----   ------   -----
NET INCREASE (DECREASE)
  IN CONTRACT OWNERS'
  EQUITY RESULTING FROM
  OPERATIONS.............   $409     $128      $ 19         $17         $ (9)     $208    $168     $ 18    $958
                           ------   -------   ------        ---        -------   ------   -----   ------   -----
                           ------   -------   ------        ---        -------   ------   -----   ------   -----

                            See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

   FOR THE PERIOD FROM INCEPTION (OCTOBER 25, 1995) THROUGH DECEMBER 31, 1995

1. ORGANIZATION
   Paul Revere Separate Account One (the "Separate Account") is a segregated asset account established by a resolution of the Board of Directors of The Paul Revere Variable Annuity Insurance Company (the "Company") pursuant to Massachusetts law on August 18, 1994. The Separate Account operates as a Unit Investment Trust pursuant to the provisions of the Investment Company Act of 1940. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company.

  The Company is a wholly-owned subsidiary of The Paul Revere Life Insurance Company, a Massachusetts corporation. The Paul Revere Life Insurance Company is wholly-owned by The Paul Revere Corporation, a Massachusetts corporation. The Paul Revere Corporation was wholly-owned by Textron, Inc., a Delaware corporation through October 26, 1993. On that date, Textron sold to the public 17% of The Paul Revere Corporation, retaining 83% of the outstanding shares. The Paul Revere Corporation is comprised of The Paul Revere Life Insurance Company, The Paul Revere Variable Annuity Insurance Company, The Paul Revere Protective Life Insurance Company and other non-insurance affiliates.

  The Company has retained the services of Seabury & Smith, Inc., a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., to act as administrator of the Separate Account pursuant to an administration agreement. Such administration services include issuance of contracts and maintenance of contract owners' records.

  The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in either the Dreyfus Variable Investment Fund ("Dreyfus Variable"), Dreyfus Stock Index Fund ("Dreyfus Stock"), or Quest for Value Accumulation Trust ("Quest"). The Separate Account's assets for Dreyfus Variable and Dreyfus Stock are held by Dreyfus Institutional Services. The Separate Account's assets for Quest are held by State Street Bank. Currently, Dreyfus Variable consists of four portfolios: the Money Market, Quality Bond, Growth and Income, and International Equity Portfolios. Dreyfus Stock consists of the Dreyfus Stock Index Fund. Quest currently has three portfolios available for investment: Equity, Small Cap and Global Equity. Dreyfus Variable, Dreyfus Stock and Quest are open-ended management investment companies which are intended to meet differing investment objectives.

  The goal of the Dreyfus Variable Money Market Portfolio is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Quality Bond Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions to maximize current income while preserving capital and maintaining liquidity. The Growth and Income Portfolio invests in equity and debt securities and money market instruments of domestic and foreign investors to provide long-term capital growth, current income, and growth of income. The International Equity Portfolio invests in equity securities of foreign issuers. Equity securities consist of common stocks, convertible securities and preferred stocks.

  The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

  The investment objective of the Quest Equity Portfolio is long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the investment adviser to be undervalued in the market place in relation to factors such as the companies' assets or earnings. The investment objective of the

  Small Cap Portfolio is to seek capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. The Global Equity Portfolio may invest in equity securities anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country.

2. SIGNIFICANT ACCOUNTING POLICIES

  INVESTMENT VALUATION
  Investments in shares of Dreyfus Variable, Dreyfus Stock and Quest are carried in the statement of assets, liabilities and contract owners' equity at their underlying net asset values. These net asset values have been determined on the market value basis. Investment transactions are accounted for on the date the shares are purchased or sold.

  REINVESTMENT OF DIVIDENDS
  Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of Dreyfus Variable, Dreyfus Stock and Quest making the distribution or, at the election of the Separate Account, received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

  FEDERAL INCOME TAXES
  Operations of the Separate Account form a part of the Company, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by the Company or the Separate Account with respect to earnings of the Separate Account.

  USE OF ESTIMATES
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

3. CONTRACT CHARGES
   There are no deductions made from purchase payments for sales charges at the time of purchase. An annual contract maintenance charge of $25 is imposed on all contracts on their policy anniversary. The charge covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

  Mortality and expense risks assumed by the Company are compensated by a charge equivalent to an annual rate of 0.80% of the average daily net asset value of the Separate Account. This charge can be increased but will not exceed 1.25% of the average daily net asset value of the Separate Account.

  In addition, the Separate Account bears certain administration expenses, which are charged by the Company at an annual rate of 0.15% of the average daily net asset value of the Separate Account. These charges cover the cost of establishing and maintaining the contracts and the Separate Account.

4. ACCOUNT TRANSFERS
   Subject to certain restrictions, the contract owner may transfer all or a part of the contract owner's interest in a sub-account to another sub-account without the imposition of any fee or charge. If more than 12 transfers have been made in the contract year, a transfer fee in the lesser of $25 or 2% of the amount transferred will be deducted from the account value.

5. INVESTMENT ACTIVITY
   Purchases and proceeds from sales of investments by the Separate Account during the year ended December 31, 1995 are shown below:

                                                                                         PURCHASES     SALES
                                                                                        -----------  ---------
Dreyfus Variable Investment Fund:
  Money Market Portfolio..............................................................   $ 132,468   $  26,031
  Quality Bond Portfolio..............................................................      13,214
  Growth and Income Portfolio.........................................................       1,043
  International Equity Portfolio......................................................       1,006
Dreyfus Stock Index Fund:
  Dreyfus Stock Index Fund............................................................       1,519
Quest For Value Accumulation Trust:
  Equity Portfolio....................................................................       4,000
  Small Cap Portfolio.................................................................      14,516
  Global Equity Portfolio.............................................................       1,535

6. ACCOUNT UNIT TRANSACTIONS
   The number of accumulation units sold and redeemed from account unit transactions are as follows:

                                  DREYFUS VARIABLE INVESTMENT FUND                         QUEST FOR VALUE
                           ----------------------------------------------   DREYFUS      ACCUMULATION TRUST
                                                    GROWTH                   STOCK   ---------------------------
                              MONEY       QUALITY    AND    INTERNATIONAL    INDEX              SMALL    GLOBAL
                              MARKET       BOND     INCOME     EQUITY        FUND    EQUITY      CAP     EQUITY
                           ------------  ---------  ------  -------------   -------  -------  ---------  -------
Balances at October 25,
 1995....................       --          --       --         --            --       --        --        --
Units Sold...............   131,804.680     --      99.635     100.008      149.583  397.926    150.047  150.303
Units Transferred........   (25,953.962) 1,302.071   --         --            --       --     1,291.490    --
                           ------------  ---------  ------  -------------   -------  -------  ---------  -------
Balances at December 31,
 1995....................   105,850.718  1,302.071  99.635     100.008      149.583  397.926  1,441.537  150.303
                           ------------  ---------  ------  -------------   -------  -------  ---------  -------
                           ------------  ---------  ------  -------------   -------  -------  ---------  -------

7. SUBSEQUENT EVENT
   By mutual agreement, on January 29, 1996, the Company and Seabury & Smith, Inc. agreed to cease all sales and marketing activities of the Separate Account and to terminate their relationship as underwriter and administrator, respectively. The Company intends to offer current contract owners transfers to alternate variable annuity contracts or full redemption of contract value.

SUPPLEMENTARY INFORMATION --
FINANCIAL HIGHLIGHTS

    Financial highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

DREYFUS VARIABLE INVESTMENT FUND -- MONEY MARKET PORTFOLIO
                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................   $       0.006
Expenses.....................................................................          (0.001)
                                                                               ----------------
Net Investment Income........................................................           0.005
Net Increase in Accumulation Unit Value......................................           0.005
Accumulation Unit Value:
  Beginning of Period........................................................           1.000
                                                                               ----------------
  End of Period..............................................................   $       1.005
Ratio of Expenses to Average Contract Owners' Equity.........................            0.49%*
Ratio of Net Investment Income to Average Contract Owners' Equity............            2.21%*
Ratio of Increase in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................            2.21%*
Number of Units Outstanding at End of Period.................................     105,850.718

DREYFUS VARIABLE INVESTMENT FUND -- QUALITY BOND PORTFOLIO

                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................   $       0.15
Expenses.....................................................................          (0.01)
                                                                               ----------------
Net Investment Income........................................................           0.14
Net Unrealized Loss on Investments...........................................          (0.04)
                                                                               ----------------
Net Increase in Accumulation Unit Value......................................           0.10
Accumulation Unit Value:
  Beginning of Period........................................................          10.00
                                                                               ----------------
  End of Period..............................................................   $      10.10
Ratio of Expenses to Average Contract Owners' Equity.........................           0.25%*
Ratio of Net Investment Income to Average Contract Owners' Equity............           7.84%*
Ratio of Increase in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................           5.23%*
Number of Units Outstanding at End of Period.................................      1,302.071

* Annualized

                            See accompanying notes.

SUPPLEMENTARY INFORMATION --
FINANCIAL HIGHLIGHTS (CONTINUED)

DREYFUS VARIABLE INVESTMENT FUND -- GROWTH AND INCOME PORTFOLIO

                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................     $    0.51
Expenses.....................................................................         --
                                                                                   --------
Net Investment Income........................................................          0.51
Net Unrealized Loss on Investments...........................................         (0.29)
                                                                                   --------
Net Increase in Accumulation Unit Value......................................          0.22
Accumulation Unit Value:
  Beginning of Period........................................................         10.00
                                                                                   --------
  End of Period..............................................................     $   10.22
Ratio of Expenses to Average Contract Owners' Equity.........................            --
Ratio of Net Investment Income to Average Contract Owners' Equity............         22.66%*
Ratio of Increase in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................         10.01%*
Number of Units Outstanding at End of Period.................................        99.635

DREYFUS VARIABLE INVESTMENT FUND -- INTERNATIONAL EQUITY

                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................    $     0.06
Expenses.....................................................................         --
                                                                               ----------------
Net Investment Income........................................................          0.06
Net Unrealized Gain on Investments...........................................          0.11
                                                                               ----------------
Net Increase in Accumulation Unit Value......................................          0.17
Accumulation Unit Value:
  Beginning of Period........................................................         10.00
                                                                               ----------------
  End of Period..............................................................    $    10.17
Ratio of Expenses to Average Contract Owners' Equity.........................            --
Ratio of Net Investment Income to Average Contract Owners' Equity............          3.17%*
Ratio of Increase in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................          8.98%*
Number of Units Outstanding at End of Period.................................       100.008

* Annualized

                            See accompanying notes.

SUPPLEMENTARY INFORMATION --
FINANCIAL HIGHLIGHTS (CONTINUED)

DREYFUS STOCK INDEX FUND

                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................    $     0.06
Expenses.....................................................................         --
                                                                               ----------------
Net Investment Income........................................................          0.06
Net Unrealized Loss on Investments...........................................         (0.09)
                                                                               ----------------
Net Decrease in Accumulation Unit Value......................................         (0.03)
Accumulation Unit Value:
  Beginning of Period........................................................         10.00
                                                                               ----------------
  End of Period..............................................................    $     9.97
Ratio of Expenses to Average Contract Owners' Equity.........................          0.36%*
Ratio of Net Investment Income to Average Contract Owners' Equity............          6.48%*
Ratio of Decrease in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................         (3.24)%*
Number of Units Outstanding at End of Period.................................       149.583

QUEST FOR VALUE ACCUMULATION TRUST -- EQUITY PORTFOLIO

                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................    $    --
Expenses.....................................................................         (0.02)
                                                                               ----------------
Net Investment Expense.......................................................         (0.02)
Net Unrealized Gain on Investments...........................................          0.59
                                                                               ----------------
Net Increase in Accumulation Unit Value......................................          0.57
Accumulation Unit Value:
  Beginning of Period........................................................         10.00
                                                                               ----------------
  End of Period..............................................................    $    10.57
Ratio of Expenses to Average Contract Owners' Equity.........................          0.93%*
Ratio of Net Investment Expense to Average Contract Owners' Equity...........         (0.93)%*
Ratio of Increase in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................         32.36%*
Number of Units Outstanding at End of Period.................................       397.926

* Annualized

                            See accompanying notes.

SUPPLEMENTARY INFORMATION --
FINANCIAL HIGHLIGHTS (CONTINUED)

QUEST FOR VALUE ACCUMULATION TRUST -- SMALL CAP PORTFOLIO

                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................   $     --
Expenses.....................................................................          (0.01)
                                                                               ----------------
Net Investment Expense.......................................................          (0.01)
Net Unrealized Gain on Investments...........................................           0.20
                                                                               ----------------
Net Increase in Accumulation Unit Value......................................           0.19
Accumulation Unit Value:
  Beginning of Period........................................................          10.00
                                                                               ----------------
  End of Period..............................................................   $      10.19
Ratio of Expenses to Average Contract Owners' Equity.........................           0.26%*
Ratio of Net Investment Expense to Average Contract Owners' Equity...........          (0.26)%*
Ratio of Increase in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................           6.14%*
Number of Units Outstanding at End of Period.................................      1,441.537

QUEST FOR VALUE ACCUMULATION TRUST -- GLOBAL EQUITY PORTFOLIO

                                                                                FOR THE PERIOD
                                                                                     FROM
                                                                                   10/25/95
                                                                                   (DATE OF
                                                                                  INCEPTION)
                                                                               THROUGH 12/31/95
                                                                               ----------------
Investment Income............................................................    $     0.19
Expenses.....................................................................         (0.01)
                                                                               ----------------
Net Investment Income........................................................          0.18
Net Unrealized Loss on Investments...........................................         (0.08)
                                                                               ----------------
Net Increase in Accumulation Unit Value......................................          0.10
Accumulation Unit Value:
  Beginning of Period........................................................         10.00
                                                                               ----------------
  End of Period..............................................................    $    10.10
Ratio of Expenses to Average Contract Owners' Equity.........................          0.91%*
Ratio of Net Investment Income to Average Contract Owners' Equity............         15.09%*
Ratio of Increase in Contract Owners' Equity From Operations to Average
 Contract Owners' Equity.....................................................          8.23%*
Number of Units Outstanding at End of Period.................................       150.303

* Annualized

                            See accompanying notes.

                          INDEPENDENT AUDITORS REPORT

The Contract Owners of
Paul Revere Separate Account One of
The Paul Revere Variable Annuity Insurance Company:

We have audited the accompanying statement of assets, liabilities and contract owners' equity of Paul Revere Separate Account One of The Paul Revere Variable Annuity Insurance Company (the Separate Account) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the period from inception (October 25, 1995) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995 by correspondence with State Street Bank & Trust and Dreyfus Institutional Services. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, based on our audit, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Paul Revere Separate Account One of The Paul Revere Variable Annuity Insurance Company as of December 31, 1995, and the results of its operations, the changes in its contract owners' equity and the financial highlights for the period from inception (October 25, 1995) through December 31, 1995 in conformity with generally accepted accounting principles.

                                                      Ernst & Young LLP

Boston, Massachusetts
February 9, 1996

                      QUEST FOR VALUE ACCUMULATION TRUST
                                  Managed by

                                     LOGO

     We at OpCap Advisors are pleased to report on the investment activities and results of the portfolios in the Quest for Value Accumulation Trust for 1995, a very favorable year for investors. Prices of stocks and bonds rose sharply during the year in an environment of declining interest rates, low inflation, strong corporate profits and slow economic growth.

Our Value-Based Investment Philosophy

     The portfolios in the Quest for Value Accumulation Trust are intended for the long-term investor who seeks to preserve capital and make it grow. Our objective in managing the portfolios is to deliver above-average returns with below-average risk.

     Our philosophy in buying common stocks is to purchase quality companies at reasonable prices. We believe the single most important determinant of whether a stock will increase in value is the rate of return on invested capital within the company. In our view, companies with high returns can compound their capital and increase their value for extended periods. Therefore, we look for companies with above-average returns where those returns are protected by strong competitive positions. Moreover, we want these companies to use their cash flow to benefit shareholders -- through stock buybacks or astute acquisitions, for instance. We stick with good companies until their value is reflected in the stock price, or until we find companies that offer even better value.

     Similarly, we are value investors in the bond market. We seek to preserve capital and maximize income by looking for sector, maturity and quality groups that provide the highest yield at the lowest price with the least amount of risk. We avoid such techniques as interest rate forecasting and market timing, which in our view tend to increase volatility and add to risk.

Name Changes

     In November, the Trust's investment adviser changed its name from Quest for Value Advisors to OpCap Advisors. Effective May 1, 1996, the name of the Accumulation Trust will become OCC Accumulation Trust. These name changes will link both the Trust and its adviser more closely to Oppenheimer Capital, the adviser's parent. OpCap is short for Oppenheimer Capital, while OCC is the New York Stock Exchange symbol of the publicly traded partnership which owns a majority interest in Oppenheimer Capital. Most important of all, these name changes have no effect on the investment philosophy or structure of the Accumulation Trust. The same professionals continue to manage the portfolios of the Trust, employing the same value philosophy and backed by the same organization and support staff.

                               EQUITY PORTFOLIO

     The Equity Portfolio continued its excellent performance in 1995. The Portfolio invests primarily in the common stocks of large and mid-sized companies. Its total return of 38.9% in 1995 exceeded the total return of 37.6% with dividends included for the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. This performance was sixth best among the 39 capital appreciation funds in Lipper's Variable Insurance Products Performance Analysis Service Report. The Portfolio's 1995 performance included a total return of 12.5% in the second fiscal half, compared with 14.4% for the S&P 500.

     For the five years ended December 31, 1995, the Portfolio's average annual total return of 19.2%* exceeded the 16.6% average annual return of the S&P 500 Index. The Portfolio's five-year performance ranked 10th among the 21 portfolios in the Lipper capital appreciation category. The Portfolio's average annual total return since its inception on August 1, 1988 has been 15.6%*, compared with 15.2% for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts.

     The Portfolio achieved above-market returns in 1995 despite a conservative investment posture, including a sizable cash position, and without making significant investments in technology stocks. The Portfolio benefited from good stock selection, as a number of its major positions outperformed the S&P 500. The five stocks which contributed most to the Portfolio's performance in 1995 were EXEL Ltd., Federal Home Loan Mortgage Corp. (Freddie Mac), Intel Corp., Citicorp and McDonnell Douglas Corp.

     The Portfolio's performance was helped also by its substantial holdings of financial service company stocks, which were among the market leaders for the year. Such securities, representing 32% of the Portfolio's net assets as of December 31, 1995, include an eclectic group of specialty insurers and other financial service companies. Most have been investments of long standing that appeared undervalued to us regardless of the interest rate environment, although the decline in rates in 1995 did help fuel their market performance.

     As of December 31, 1995, the Portfolio's net assets were allocated 82% to equities and 21% to cash and cash equivalents, with 3% in liabilities in excess of other assets. Major portfolio changes during the second half included new positions in the common stocks of Prudential Reinsurance Holdings, Inc., Shaw Industries, Inc. and Varity Corp. Positions that were eliminated included Mellon Bank Corp., Morgan Stanley Group, Inc., Premark International, Inc. and Sara Lee Corp.

     The Portfolio owned the common stocks of 41 companies as of December 31, 1995. Major industry positions were in the insurance, financial services, banking, aerospace & defense and retail sectors. The Portfolio's five largest equity positions were Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages in the United States; EXEL Ltd., a strongly capitalized specialty insurance company; Citicorp, a leading bank; May Department Stores Co., a leading retailer; and Becton, Dickinson & Co., a worldwide producer of medical products and diagnostic test systems.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Equity Portfolio of the Old Trust.

            Comparison of Change in Value of $10,000 Investment in
 Quest for Value Accumulation Trust Equity Portfolio from inception (8/1/88)*
             through 12/31/95 and Total Return on S&P 500 Index+

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable
Accounts.

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                           SCHEDULE OF INVESTMENTS

                              December 31, 1995


Principal
 Amount                                                                                Value
---------                                                                            ----------
            SHORT-TERM CORPORATE NOTES - 21.2%
            Automotive - 1.5%
$ 130,000   Ford Motor Credit Co., 5.65%, 1/31/96..................................  $  129,388
                                                                                     ----------
            Banking - 1.1%
  100,000   Norwest Financial, Inc., 5.62%, 1/22/96................................      99,672
                                                                                     ----------
            Insurance - 3.3%
  300,000   Prudential Funding Corp., 5.81%, 1/9/96................................     299,613
                                                                                     ----------
            Machinery/Engineering - 2.2%
  200,000   Deere (John) Capital Corp., 5.73%, 1/9/96..............................     199,745
                                                                                     ----------

            Miscellaneous Financial Services - 8.7%
  380,000   Beneficial Corp., 5.77%, 1/16/96.......................................     379,086
  410,000   Household Finance Corp., 5.75%, 1/10/96................................     409,411
                                                                                     ----------
                                                                                        788,497
                                                                                     ----------
            Technology - 4.4%
  400,000   IBM Credit Corp., 5.73%, 1/3/96........................................     399,873
                                                                                     ----------
            Total Short-Term Corporate Notes (amortized cost-$1,916,788)...........  $1,916,788
                                                                                     ----------
   Shares
 --------
            COMMON STOCKS - 81.6%
            Aerospace/Defense - 5.4%
    3,380   AlliedSignal, Inc......................................................  $  160,550
    9,000   Coltec Industries, Inc.................................................     104,625
    2,447   McDonnell Douglas Corp. ...............................................     225,124
                                                                                     ----------
                                                                                        490,299
                                                                                     ----------
            Banking - 6.2%
    4,656   Citicorp...............................................................     313,116
    1,800   First Interstate Bancorp...............................................     245,700
                                                                                     ----------
                                                                                        558,816
                                                                                     ----------
            Chemicals - 4.9%
    2,000   du Pont (E.I.) de Nemours & Co. .......................................     139,750
    3,198   Hercules, Inc..........................................................     180,287
      982   Monsanto Co............................................................     120,295
                                                                                     ----------
                                                                                        440,332
                                                                                     ----------
            Conglomerates - 1.7%




    2,156   General Electric Co. ..................................................     155,232
                                                                                     ----------
            Consumer Products - 4.6%
    1,922   Avon Products, Inc.....................................................     144,871
    3,370   Hasbro, Inc. ..........................................................     104,470
    5,475   Mattel, Inc............................................................     168,356
                                                                                     ----------
                                                                                        417,697

                                                                                     ----------

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                     SCHEDULE OF INVESTMENTS (continued)

                              December 31, 1995



 Shares                                                                                Value
---------                                                                            ----------
            COMMON STOCKS (continued)
            Containers - 2.1%
    4,298   Temple-Inland, Inc.....................................................  $  189,649
                                                                                     ----------

            Drugs & Medical Products - 4.3%
    4,021   Becton, Dickinson & Co. ...............................................     301,575
      874   Warner-Lambert Co......................................................      84,887
                                                                                     ----------
                                                                                        386,462
                                                                                     ----------
            Electronics - 1.9%
    4,038   Arrow Electronics, Inc.*...............................................     174,139
                                                                                     ----------
            Energy - 1.9%
    2,996   Triton Energy Corp.*...................................................     171,896
                                                                                     ----------
            Health & Hospitals - 3.8%
    3,500   Columbia / HCA Healthcare Corp. .......................................     177,625
    8,000   Tenet Healthcare Corp.*................................................     166,000
                                                                                     ----------
                                                                                        343,625
                                                                                     ----------
            Insurance - 18.4%
    6,500   Ace Ltd. ..............................................................     258,375
    3,248   AFLAC, Inc. ...........................................................     140,882
    2,262   American International Group, Inc. ....................................     209,235
    6,726   EXEL Ltd...............................................................     410,286
    4,579   Progressive Corp. (Ohio)...............................................     223,799
   10,000   Prudential Reinsurance Holdings, Inc. .................................     233,750
      874   Transamerica Corp......................................................      63,693
       10   Transport Holdings, Inc.*..............................................         407
    2,000   Travelers, Inc. .......................................................     125,750
                                                                                     ----------
                                                                                      1,666,177
                                                                                     ----------
            Manufacturing - 4.2%
    8,000   Shaw Industries, Inc...................................................     118,000
    7,000   Varity Corp.*..........................................................     259,875
                                                                                     ----------
                                                                                        377,875
                                                                                     ----------
            Metals & Mining - .7%
    2,145   Freeport McMoRan Copper & Gold (Class B)...............................      60,328
                                                                                     ----------
            Miscellaneous Financial Services - 7.7%
    3,245   American Express Co....................................................     134,262
    5,912   Countrywide Credit Industries, Inc.....................................     128,586
    5,155   Federal Home Loan Mortgage Corp........................................     430,442
                                                                                     ----------



                                                                                        693,290
                                                                                     ----------
            Paper Products - 1.4%
    3,100   Champion International Corp. ..........................................     130,200
                                                                                     ----------


                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                     SCHEDULE OF INVESTMENTS (continued)

                              December 31, 1995



 Shares                                                                                Value
---------                                                                            ----------
            COMMON STOCKS (continued)
            Railroads - 1.9%
    2,100   Norfolk Southern Corp..................................................  $  166,688
                                                                                     ----------
            Retail - 5.0%
    7,388   May Department Stores Co...............................................     312,143
    3,000   Penney (J.C.) Co., Inc.................................................     142,875
                                                                                     ----------
                                                                                        455,018
                                                                                     ----------
            Technology - 1.9%
    3,046   Intel Corp. ...........................................................     172,860
                                                                                     ----------
            Telecommunication - 1.8%
    4,000   Sprint Corp. ..........................................................     159,500
                                                                                     ----------
            Transportation - 1.8%
    3,600   CSX Corp. .............................................................     164,250
                                                                                     ----------
            Total Common Stocks (cost-$5,850,568)..................................  $7,374,333
                                                                                     ----------

           Total Investments (A) (cost-$7,767,356).......................  102.8%    $9,291,121
           Other Liabilities in Excess of Other Assets...................   (2.8)      (255,139)
                                                                           -----     ----------
           Total Net Assets..............................................  100.0%    $9,035,982
                                                                           =====      =========



---------------

* Non-income producing security.

(A) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,637,034, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $113,269 and net unrealized appreciation for Federal income tax purpose is $1,523,765. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1995



Assets
Investments, at value (cost -- $7,767,356).......................................  $9,291,121
Cash.............................................................................         858
Receivable from fund shares sold.................................................       1,533
Dividends receivable.............................................................       7,702
Receivable from Adviser..........................................................          38
Other assets.....................................................................         125
                                                                                   ----------
  Total Assets...................................................................   9,301,377
                                                                                   ----------
Liabilities
Payable for investments purchased................................................     250,000
Other payables and accrued expenses..............................................      15,395
                                                                                   ----------
  Total Liabilities..............................................................     265,395
                                                                                   ----------
Net Assets
Par value ($.01 per share).......................................................       3,607
Paid-in-surplus..................................................................   7,172,859
Accumulated undistributed net investment income..................................     111,781
Accumulated undistributed net realized gain on investments.......................     223,970
Net unrealized appreciation on investments.......................................   1,523,765
                                                                                   ----------
  Total Net Assets...............................................................  $9,035,982
                                                                                   ==========
Fund shares outstanding..........................................................     360,689
                                                                                   ----------
Net asset value per share........................................................  $    25.05
                                                                                   ==========


               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                           STATEMENT OF OPERATIONS

                     For the year ended December 31, 1995


Investment Income
  Dividends......................................................................  $   93,124
  Interest.......................................................................      64,858
                                                                                   ----------
     Total investment income.....................................................     157,982
                                                                                   ----------
Operating Expenses
  Investment advisory fee (note 2a)..............................................      38,504
  Custodian fees.................................................................      14,481
  Auditing, consulting and tax return preparation fees...........................      10,044
  Transfer and dividend disbursing agent fees....................................       9,103
  Legal fees.....................................................................       2,714
  Reports and notices to shareholders............................................       1,692
  Miscellaneous..................................................................       4,408
                                                                                   ----------
     Total operating expenses....................................................      80,946
     Less: Investment advisory fee waived (note 2a)..............................     (34,745)
                                                                                   ----------
          Net operating expenses.................................................      46,201
                                                                                   ----------
          Net investment income..................................................     111,781
                                                                                   ----------
Realized and Unrealized Gain (Loss) on Investments - Net
Net realized gain on investments.................................................     233,302
Net change in unrealized appreciation (depreciation) on investments..............   1,628,793
                                                                                   ----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments.........................................................   1,862,095
                                                                                   ----------
          Net increase in net assets resulting from operations...................  $1,973,876
                                                                                   ==========



               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                      STATEMENT OF CHANGES IN NET ASSETS



                                                              Year ended         September 16, 1994(1)
                                                           December 31, 1995     to December 31, 1994
                                                           -----------------     ---------------------
Operations
Net investment income....................................     $   111,781             $    20,888
Net realized gain (loss) on investments..................         233,302                  (9,332)
Net change in unrealized appreciation (depreciation) on
  investments............................................       1,628,793                (105,028)
                                                               ----------              ----------
     Net increase (decrease) in net assets resulting from
       operations........................................       1,973,876                 (93,472)
                                                               ----------              ----------
Dividends to Shareholders
Net investment income....................................         (20,888)                     --
                                                               ----------              ----------
Fund Share Transactions
Net proceeds from sales..................................       3,630,236                 677,749
Net value of securities received (note 1)................              --               3,764,598
Reinvestment of dividends................................          20,888                      --
Cost of shares redeemed..................................        (849,386)                (67,619)
                                                               ----------              ----------
     Net increase in net assets from fund share
       transactions......................................       2,801,738               4,374,728
                                                               ----------              ----------
          Total increase in net assets...................       4,754,726               4,281,256
Net Assets
Beginning of period......................................       4,281,256                       0
                                                               ----------              ----------
End of period (including undistributed net investment
  income of $111,781 and $20,888, respectively)..........     $ 9,035,982             $ 4,281,256
                                                               ==========              ==========
Shares Issued and Redeemed
Issued...................................................         161,702                  37,272
Issued in exchange for securities (note 1)...............              --                 202,725
Issued in reinvestment of dividends......................           1,074                      --
Redeemed.................................................         (38,368)                 (3,716)
                                                               ----------              ----------
     Net increase........................................         124,408                 236,281
                                                               ==========              ==========

---------------

(1) Commencement of operations.



               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                        NOTES TO FINANCIAL STATEMENTS

                              December 31, 1995

(1) Organization and Significant Accounting Policies

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Equity Portfolio (the "Portfolio"), one of the Trust's seven portfolios had no operations until September 16, 1994, when the Enterprise Accumulation Trust Equity Portfolio (formerly known as Quest for Value Accumulation Trust Equity Portfolio), distributed cash and securities with an aggregate market value of $3,764,598 in exchange for 202,725 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) Valuation of Investments

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) Federal Income Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) Security Transactions and Other Income

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) Dividends and Distributions

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS (continued)

                              December 31, 1995

(1) Organization and Significant Accounting Policies (continued)
  (D) Dividends and Distributions (continued)
     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) Allocation of Expenses

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) Use of Estimates

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Investment Advisory Fee and Other Transactions with Affiliates

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to .72% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $6,942, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $3,800.

(3) Purchases and Sales of Securities

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $3,641,204 and $1,633,047, respectively.

(4) Capital Loss Carryforward

     For the fiscal year ended December 31, 1995, the Portfolio will utilize $9,332 of net capital loss carryforwards.

                      QUEST FOR VALUE ACCUMULATION TRUST
                               EQUITY PORTFOLIO
                             FINANCIAL HIGHLIGHTS

               For a share outstanding throughout each period:



                                                              Year ended         September 16, 1994(1)
                                                           December 31, 1995     to December 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $     18.12             $     18.57
Income from investment operations:
Net investment income....................................            0.31                    0.09
Net realized and unrealized gain (loss) on investments...            6.71                   (0.54)
                                                               ----------              ----------
  Total from investment operations.......................            7.02                   (0.45)
                                                               ----------              ----------
Dividends to shareholders:
Dividends to shareholders from net investment income.....           (0.09)                     --
                                                               ----------              ----------
Net asset value, end of period...........................     $     25.05             $     18.12
                                                               ==========              ==========
Total return(2)..........................................           38.9%                   (2.4%)
                                                               ==========              ==========
Net assets, end of period................................     $ 9,035,982             $ 4,281,256
                                                               ----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           0.72%(4)                0.72%(3)
                                                               ----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           1.74%(4)                1.80%(3)
                                                               ----------              ----------
Portfolio turnover.......................................             31%                      6%
                                                               ----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $6,417,381.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 1.26% and 2.09% and the ratio of net investment income to average net assets would have been 1.20% and 0.43%, respectively


                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Quest for Value Accumulation Trust -- Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                             SMALL CAP PORTFOLIO

    The Small Cap Portfolio, which as its name implies invests primarily in the common stocks of smaller companies, had a total return of 15.2% in 1995, below the total return of 28.5% with dividends included for the Russell 2000 Index, a widely followed benchmark which includes smaller capitalization stocks. The Portfolio's performance was 25th among the 28 small company growth funds in Lipper's Variable Insurance Products Performance Analysis Service Report. In the 1995 second half, the Portfolio provided a total return of 8.8%, compared with 12.3% for the Russell 2000.

    The Portfolio underperformed the index, in large part, because it did not own many technology or financial service company stocks, two of the small cap market's strongest sectors in 1995. Conversely, the Portfolio was overweighted in real estate investment trusts (REITs). Many quality REITs appear to be significantly undervalued. However, with their defensive investment characteristics, they did not perform well during 1995 in a rising market.

    For the five years ended December 31, 1995, the Portfolio provided an average annual total return of 19.7%*, compared with the 21.0% average annual return for the Russell 2000 Index. The Portfolio's five-year performance was sixth among seven funds in the Lipper small company growth fund category. From its inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 14.2%*, exceeding the 12.6% annual total return for the Russell Index. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not any of the charges imposed by the Variable Accounts.

    Technology issues are only part of the small cap universe, and an expensive and volatile part at that. The rest of the small cap market carries valuations that are, in many cases, quite reasonable. We are conservative investors in small cap stocks, seeking to control volatility and generate superior returns by purchasing quality businesses that are mispriced by the market. The Portfolio owns a diverse group of companies distinguished by their excellent business and financial characteristics, including high cash flow and strong competitive positions. An example is Oak Industries, Inc., the Portfolio's largest equity position. Oak Industries is the dominant supplier of coaxial cable connectors to the cable television industry and is benefiting from systems upgrading throughout the industry. The telecommunications bill before the Congress, if passed in its current form, should further boost Oak's business by promoting increased competition in the delivery of telecommunications services to the home. Moreover, international revenues account for approximately 40% of the sales of Oak's major subsidiary, and these revenues are increasing at a rate of about 40% a year as Oak capitalizes on the rapid growth of cable TV overseas. Oak Industries earns a high return on capital and has increased its gross margins from 18.7% in 1989 to 40.1% in 1995. We believe the stock is significantly undervalued at 11 times reported earnings.

    We remain disciplined and confident in our approach and continue to perform the rigorous, in-depth analysis to identify quality businesses, such as Oak Industries, where the value of the franchise is underpriced in the market. Our goal is to provide above-average returns with below-average risk over time as the market recognizes the merits of the undervalued stocks we own.

    As of December 31, 1995, the Portfolio's net assets were allocated 85% to common stocks and securities convertible into common stocks, 14% to cash and cash equivalents, and 1% to assets in excess of liabilities. The Portfolio owned the common stocks of 74 companies. Major industry positions were in the manufacturing, electronics, energy, real estate and insurance sectors. The Portfolio's five largest equity holdings were Oak Industries, Inc., with its core business of manufacturing coaxial cable connectors for the cable television industry; BancTec, Inc., which provides electronic systems and software for processing financial documents and transactions; Westpoint Stevens, Inc., a leading manufacturer of home textiles, including sheets and other bedding products; Crane Co., which manufactures aerospace, fluid handling and controls components and vending machines and distributes and manufactures housing-related building products; and True North Communications, Inc., an advertising agency holding company owning Foote, Cone & Belding Communications, Inc., one of the largest advertising agencies in North America.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Small Cap Portfolio of the Old Trust.

            Comparison of Change in Value of $10,000 Investment in
    Quest for Value Accumulation Trust Small Cap Portfolio from inception
                                  (8/1/88)*
           through 12/31/95 and Total Return on Russell 2000 Index+

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable
Accounts.

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                           SCHEDULE OF INVESTMENTS

                              December 31, 1995



Principal
 Amount                                                                                Value
---------                                                                           -----------
            SHORT-TERM CORPORATE NOTES - 13.9%

            Banking - 3.9%
$ 625,000   Norwest Financial, Inc., 5.62%, 1/23/96...............................  $   622,853
                                                                                    -----------
            Conglomerates - 1.6%
  150,000   General Electric Capital Corp., 5.76%, 1/8/96.........................      149,832
  100,000   General Electric Capital Services, Inc., 5.76%, 1/8/96................       99,888
                                                                                    -----------
                                                                                        249,720
                                                                                    -----------
            Insurance - 1.2%
  200,000   Prudential Funding Corp., 5.75%, 1/17/96..............................      199,489
                                                                                    -----------
            Machinery - 2.8%
            Deere (John) Capital Corp.,
  300,000   5.63%, 1/17/96........................................................      299,249
  150,000   5.73%, 1/4/96.........................................................      149,929
                                                                                    -----------
                                                                                        449,178
                                                                                    -----------
            Miscellaneous Financial Services - 4.4%
            Beneficial Corp.,
  500,000   5.70%, 1/5/96.........................................................      499,683
  100,000   5.76%, 1/8/96.........................................................       99,888
  100,000   Household Finance Corp., 5.67%, 1/23/96...............................       99,654
                                                                                    -----------
                                                                                        699,225
                                                                                    -----------
            Total Short-Term Corporate Notes (amortized cost-$2,220,465)..........  $ 2,220,465
                                                                                    -----------
            CORPORATE NOTES - .1%
            Automotive - .0%
$   2,148   Collins Industries, Inc., 8.75%, 1/11/00..............................  $     2,005
                                                                                    -----------
            Energy - .1%
   15,125   Global Marine, Inc., 12.75%, 12/15/99.................................       16,713
                                                                                    -----------
            Total Corporate Notes (cost - $18,363)................................  $    18,718
                                                                                    -----------
            CONVERTIBLE CORPORATE BONDS - .3%
            Real Estate - .3%
            Security Capital Realty, Inc., 12.00%, 6/30/14(A)(B) (cost -
$  51,487   $46,860)..............................................................  $    51,487
                                                                                    -----------

 Shares
---------
            CONVERTIBLE PREFERRED STOCK - .6%



            Retail - .1%
    2,200   Family Bargain Corp. $.95 Conv. Pfd...................................  $    12,925

            Transportation - .5%
      825   Interpool, Inc., 5.75%, Conv. Pfd.....................................       77,550
                                                                                    -----------
            Total Convertible Preferred Stock (cost-$81,675)......................  $    90,475
                                                                                    -----------

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                     SCHEDULE OF INVESTMENTS (continued)

                              December 31, 1995

 Shares                                                                                Value
---------                                                                           -----------
            COMMON STOCKS - 83.9%
            Advertising - 6.2%
   20,000   Katz Media Group, Inc.*...............................................  $   352,500
    6,000   Omnicom Group, Inc....................................................      223,500
   22,864   True North Communications, Inc. ......................................      422,984
                                                                                    -----------
                                                                                        998,984
                                                                                    -----------

            Automotive - 1.1%
    4,400   Collins Industries, Inc.*.............................................        7,150
   12,000   Masland Corp. ........................................................      168,000
                                                                                    -----------
                                                                                        175,150
                                                                                    -----------
            Banking - .8%
    6,800   First Financial Caribbean Corp........................................      127,500
                                                                                    -----------
            Building & Construction - 3.1%
    9,739   D.R. Horton, Inc. ....................................................      114,433
    3,000   Insituform Technologies (Class A)*....................................       34,875
   16,500   Martin Marietta Materials, Inc. ......................................      340,313
                                                                                    -----------
                                                                                        489,621
                                                                                    -----------
            Chemicals - 1.3%
    6,500   OM Group, Inc.........................................................      215,312
                                                                                    -----------
            Computer Services - 3.5%
   25,867   BancTec, Inc.*........................................................      478,539
    3,394   Globalink, Inc.*......................................................       22,061
    2,800   Keane, Inc.*..........................................................       61,950
                                                                                    -----------
                                                                                        562,550
                                                                                    -----------
            Conglomerates - 1.8%
   12,100   Ralcorp Holdings, Inc.*...............................................      293,425
                                                                                    -----------
            Drugs & Medical Products - 2.8%
    5,000   Dentsply International, Inc. .........................................      200,000
    5,000   Spacelabs, Inc........................................................      143,750
    4,600   Sybron International Corp.*...........................................      109,250
                                                                                    -----------
                                                                                        453,000
                                                                                    -----------
            Electrical Equipment - 8.6%
   17,200   EG & G, Inc...........................................................      417,100
   11,800   Marshall Industries*..................................................      379,075
   30,920   Oak Industries, Inc. .................................................      579,750
                                                                                    -----------



                                                                                      1,375,925
                                                                                    -----------

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                     SCHEDULE OF INVESTMENTS (continued)

                              December 31, 1995

 Shares                                                                                Value
---------                                                                           -----------
            COMMON STOCKS (continued)
            Energy - 8.2%
    7,948   Aquila Gas Pipeline Corp. ............................................  $   102,330
   12,600   Belden & Blake Corp.*.................................................      220,500
   15,500   Global Natural Resources, Inc.*.......................................      162,750
   13,000   Noble Drilling Corp.*.................................................      117,000
   11,200   Petroleum Heat & Power Company, Inc. (Class A)........................       91,000
   10,100   St. Mary Land & Exploration Co........................................      141,400
   25,942   Sithe Energies, Inc.*.................................................      155,652
    8,000   Tesoro Petroleum Corp.*...............................................       69,000
    2,000   Triton Energy Corp.*..................................................      114,750
    6,900   UGI Corp. ............................................................      143,175
                                                                                    -----------
                                                                                      1,317,557
                                                                                    -----------
            Entertainment - .4%
    6,000   Hollywood Park, Inc...................................................       60,375
   15,983   Spectravision, Inc. (Class B)*........................................        2,997
                                                                                    -----------
                                                                                         63,372
                                                                                    -----------
            Food Services - 1.1%
    7,000   IHOP Corp.*...........................................................      182,000
                                                                                    -----------
            Health & Hospitals - 3.4%
    1,700   Community Health Services, Inc.*......................................       60,562
   20,200   Magellan Health Services, Inc.*.......................................      484,800
                                                                                    -----------
                                                                                        545,362
                                                                                    -----------
            Household Products - .2%
    3,200   Crown Crafts, Inc.....................................................       36,800
                                                                                    -----------
            Insurance - 6.7%
    4,100   Ace, LTD. ............................................................      162,975
   15,000   Capsure Holdings Corp.*...............................................      264,375
   12,000   E.W. Blanch Holdings, Inc. ...........................................      280,500
    9,453   Guaranty National Corp................................................      145,340
    7,000   Penn-America Group, Inc.*.............................................       99,750
    5,400   Prudential Reinsurance Holdings, Inc. ................................      126,225
                                                                                    -----------
                                                                                      1,079,165
                                                                                    -----------
            Manufacturing - 12.1%
    3,800   Alltrista Corp.*......................................................       68,400
   13,000   Baldwin Technology Co. (Class A)......................................       65,813
    5,700   Briggs & Stratton Corp................................................      247,237
    9,000   Carlisle Companies, Inc...............................................      363,375
   11,800   Crane Co. ............................................................      435,125
   12,700   Exabyte Corp.*........................................................      185,737


                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                     SCHEDULE OF INVESTMENTS (continued)

                              December 31, 1995

 Shares                                                                                Value
---------                                                                           -----------
            COMMON STOCKS (continued)
            Manufacturing (continued)
   12,000   Harmon Industries, Inc. ..............................................  $   189,000
    6,048   North American Watch Co...............................................      116,424
    9,400   Singer Co. N.V........................................................      262,025
                                                                                    -----------
                                                                                      1,933,136
                                                                                    -----------
            Paper Products - 3.3%
   44,800   Repap Enterprises, Inc.*..............................................      198,800
   22,800   Shorewood Packaging Corp.*............................................      324,900
                                                                                    -----------
                                                                                        523,700
                                                                                    -----------
            Printing & Publishing - 2.3%
    8,300   International Imaging Materials, Inc.*................................      209,575
    8,900   Nu-Kote Holdings, Inc. (Class A)*.....................................      151,300
                                                                                    -----------
                                                                                        360,875
                                                                                    -----------
            Real Estate - 6.8%
   13,291   Cousins Properties, Inc. .............................................      269,143
    6,161   Post Properties, Inc..................................................      196,382
   17,500   Security Capital Industrial Trust, Inc................................      306,250
   12,752   Security Capital Pacific Trust........................................      251,852
       66   Security Capital Realty, Inc. (A).....................................       58,212
                                                                                    -----------
                                                                                      1,081,839
                                                                                    -----------
            Retail - .3%
    3,500   Maxim Group, Inc.*....................................................       47,250
                                                                                    -----------
            Security/Investigation - .1%
   10,801   Automated Security (Holdings) PLC ADS*................................        8,101
                                                                                    -----------
            Technology - .3%
    1,500   Unitrode Corp.........................................................       42,375
                                                                                    -----------
            Telecommunication - 1.0%
    7,000   ECI Telecom, Ltd. ....................................................      159,688
                                                                                    -----------
            Textiles/Apparel - 4.4%
   11,000   Dyersburg Corp........................................................       55,000
    3,426   Fab Industries, Inc. .................................................      109,204
    6,400   Mohawk Industries, Inc.*..............................................      100,000
   22,000   Westpoint Stevens, Inc. (Class A)*....................................      441,375
                                                                                    -----------
                                                                                        705,579
                                                                                    -----------
            Tobacco/Beverages/Food Products - 1.1%




   12,900   Morningstar Group, Inc.*..............................................      103,200
    6,000   Sylvan Foods Holdings, Inc.*..........................................       71,250
                                                                                    -----------
                                                                                        174,450
                                                                                    -----------

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                     SCHEDULE OF INVESTMENTS (continued)

                              December 31, 1995

 Shares                                                                                Value
---------                                                                           -----------
            COMMON STOCKS (continued)
            Transportation - 1.7%
    8,300   Interpool, Inc. *.....................................................  $   148,363
    8,500   MTL, Inc*.............................................................      119,000
                                                                                    -----------
                                                                                        267,363
                                                                                    -----------
            Other - 1.3%
    8,250   McGrath RentCorp......................................................      156,750
    6,470   Olympic Steel, Inc.*..................................................       56,612
                                                                                    -----------
                                                                                        213,362
                                                                                    -----------
            Total Common Stocks (cost - $12,333,334)..............................  $13,433,441
                                                                                    -----------
Contracts
            PURCHASED PUT OPTIONS - .0%
            Triton Energy Corp., expiring August '96 @ $50 (premium
       20   paid - $5,511)........................................................  $     4,125
                                                                                    -----------

           Total Investments(C) (cost - $14,706,208)...................   98.8%    $15,818,711
           Other Assets in Excess of Other Liabilities.................    1.2         185,681
                                                                         -----     -----------
           Total Net Assets............................................  100.0%    $16,004,392
                                                                         =====      ==========

---------------

* Non-income producing security.

(A) Restricted securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                        Date of         Par                  Unit     Unit Valuation as of
                    Description                       Acquisition     Amount      Shares     Cost      December 31, 1995
----------------------------------------------------  -----------     -------     ------     ----     --------------------
Security Capital Realty, Inc.
  12.00%, 6/30/14...................................    9/16/94       $51,487       --       $ 91             $100
Security Capital Realty, Inc.
  Common Stock......................................    9/16/94           --        66       $949             $882

(B) Security Capital at its discretion may defer interest payments.



(C) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,745,435, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $632,932, and net unrealized appreciation for Federal income tax purposes is $1,112,503. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.


               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                     STATEMENT OF ASSETS AND LIABILITIES

                              December 31, 1995

Assets
Investments, at value (cost - $14,706,208)......................................  $15,818,711
Cash............................................................................        2,921
Receivable from investments sold................................................      158,499
Receivable from fund shares sold................................................       24,462
Dividends receivable............................................................       18,425
Interest receivable.............................................................        3,421
Other assets....................................................................          169
                                                                                  -----------
  Total Assets..................................................................   16,026,608
                                                                                  -----------
Liabilities
Payable for fund shares redeemed................................................          200
Investment advisory fee payable.................................................        1,050
Other payables and accrued expenses.............................................       20,966
                                                                                  -----------
  Total Liabilities.............................................................       22,216
                                                                                  -----------
Net Assets
Par value ($.01 per share)......................................................        8,037
Paid-in-surplus.................................................................   14,215,173
Accumulated undistributed net investment income.................................      211,870
Accumulated undistributed net realized gain on investments......................      456,809
Net unrealized appreciation on investments......................................    1,112,503
                                                                                  -----------
  Total Net Assets..............................................................  $16,004,392
                                                                                  ===========
Fund shares outstanding.........................................................      803,674
                                                                                  -----------
Net asset value per share.......................................................  $     19.91
                                                                                  ===========

               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                           STATEMENT OF OPERATIONS

                     For the year ended December 31, 1995

Investment Income
  Dividends......................................................................  $  143,632
  Interest.......................................................................     157,866
                                                                                   ----------
     Total investment income.....................................................     301,498
                                                                                   ----------
Operating Expenses
  Investment advisory fee (note 2a)..............................................      72,770
  Custodian fees.................................................................      15,454
  Auditing, consulting and tax return preparation fees...........................      10,095
  Transfer and dividend disbursing agent fees....................................       9,197
  Legal fees.....................................................................       3,156
  Reports and notices to shareholders............................................       2,392
  Miscellaneous..................................................................       6,639
                                                                                   ----------
     Total operating expenses....................................................     119,703
     Less: Investment advisory fee waived (note 2a)..............................     (30,075)
                                                                                   ----------
          Net operating expenses.................................................      89,628
                                                                                   ----------
          Net investment income..................................................     211,870
                                                                                   ----------
Realized and Unrealized Gain (Loss) on Investments - Net
Net realized gain on investments.................................................     456,809
Net change in unrealized appreciation (depreciation) on investments..............   1,189,804
                                                                                   ----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments.........................................................   1,646,613
                                                                                   ----------
          Net increase in net assets resulting from operations...................  $1,858,483
                                                                                   ==========

               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                      STATEMENT OF CHANGES IN NET ASSETS

                                                                Year ended       September 16, 1994(1)
                                                             December 31, 1995   to December 31, 1994
                                                             -----------------   ---------------------
Operations
Net investment income......................................     $   211,870           $    29,623
Net realized gain on investments...........................         456,809                26,352
Net change in unrealized appreciation (depreciation) on
  investments..............................................       1,189,804               (77,301)
                                                                -----------            ----------
     Net increase (decrease) in net assets resulting from
       operations..........................................       1,858,483               (21,326)
                                                                -----------            ----------
Dividends and Distributions to Shareholders
Net investment income......................................         (29,623)                   --
Net realized gains.........................................         (26,352)                   --
                                                                -----------            ----------
     Total dividends and distributions to shareholders.....         (55,975)                   --
                                                                -----------            ----------
Fund Share Transactions
Net proceeds from sales....................................       7,801,061             1,287,020
Net value of securities received (note 1)..................              --             8,129,274
Reinvestment of dividends and distributions................          55,975                    --
Cost of shares redeemed....................................      (2,865,595)             (184,525)
                                                                -----------            ----------
     Net increase in net assets from fund share
       transactions........................................       4,991,441             9,231,769
                                                                -----------            ----------
          Total increase in net assets.....................       6,793,949             9,210,443
Net Assets
Beginning of period........................................       9,210,443                     0
                                                                -----------            ----------
End of period (including undistributed net investment
  income of $211,870 and $29,623, respectively)............     $16,004,392           $ 9,210,443
                                                                ===========            ==========
Shares Issued and Redeemed
Issued.....................................................         427,444                75,859
Issued in exchange for securities (note 1).................              --               464,795
Issued in reinvestment of dividends and distributions......           3,289                    --
Redeemed...................................................        (156,903)              (10,810)
                                                                -----------            ----------
     Net increase..........................................         273,830               529,844
                                                                ===========            ==========

---------------

(1) Commencement of operations.

               See accompanying notes to financial statements.

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                        NOTES TO FINANCIAL STATEMENTS

                              December 31, 1995

(1) Organization and Significant Accounting Policies

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Small Cap Portfolio (the "Portfolio"), one of the Trust's seven portfolios, had no operations until September 16, 1994, when the Enterprise Accumulation Trust Small Cap Portfolio (formerly known as Quest for Value Accumulation Trust Small Cap Portfolio), distributed cash and securities with an aggregate market value of $8,129,274 in exchange for 464,795 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) Valuation of Investments

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) Federal Income Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) Security Transactions and Other Income

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) Dividends and Distributions

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS (continued)

                              December 31, 1995

(1) Organization and Significant Accounting Policies (continued)
  (D) Dividends and Distributions (continued) accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) Allocation of Expenses

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) Use of Estimates

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) Purchased Put Option Accounting Policy

     When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires unexercised, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. The difference between the premium paid and the amount received on effecting a closing sale transaction is the realized gain or loss. The Portfolio, as a purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

(2) Investment Advisory Fee and Other Transactions with Affiliates

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to .74% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $35,395, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $12,805.

(3) Purchases and Sales of Securities

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $10,968,368 and $6,786,171, respectively.

(4) Capital Loss Deferral

     Capital losses incurred after October 31, 1995 are deemed to arise on the first business day of the following fiscal year. Accordingly, the Portfolio incurred and elected to defer $87,890 in net capital losses.

                      QUEST FOR VALUE ACCUMULATION TRUST
                             SMALL CAP PORTFOLIO
                             FINANCIAL HIGHLIGHTS

               For a share outstanding throughout each period:

                                                              Year ended         September 16, 1994(1)
                                                           December 31, 1995     to December 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $     17.38             $     17.49
Income from investment operations:
Net investment income....................................            0.26                    0.06
Net realized and unrealized gain (loss) on investments...            2.37                   (0.17)
                                                              -----------              ----------
  Total from investment operations.......................            2.63                   (0.11)
                                                              -----------              ----------
Dividends and distributions to shareholders:
Dividends to shareholders from net investment income.....           (0.05)                     --
Distributions to shareholders from net realized capital
  gains..................................................           (0.05)                     --
                                                              -----------              ----------
  Total dividends and distributions......................           (0.10)                     --
                                                              -----------              ----------
Net asset value, end of period...........................     $     19.91             $     17.38
                                                              ===========              ==========
Total return(2)..........................................           15.2%                    (.6%)
                                                              ===========              ==========
Net assets, end of period................................     $16,004,392             $ 9,210,443
                                                              -----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           0.74%(4)                0.74%(3)
                                                              -----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           1.75%(4)                1.22%(3)
                                                              -----------              ----------
Portfolio turnover.......................................             69%                     32%
                                                              -----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $12,128,267.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 0.99% and 1.64% and the ratio of net investment income to average net assets would have been 1.50% and 0.32%, respectively.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Quest for Value Accumulation Trust -- Small Cap Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996